Commitments and Contingencies (Narrative) (Details) - Decarbonization Plus Acquisition Corporation IV [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 16, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about consolidated structured entities [line items]
Description of deferred discount		The Company paid a discount of 2.0% of the per Unit offering price to the underwriters at the closing of the Offering, with an additional fee of 3.5% of the gross offering proceeds payable
Deferred underwriting fees payable		$ 11,068,750	$ 11,068,750
Waived deferred underwriting fees payable	$ 11,068,750
Due diligence expenses	$ 10,000,000